LORD ABBETT SECURITIES TRUST

Lord Abbett International Equity Fund

Supplement dated October 14, 2019 to the

Summary Prospectus dated March 1, 2019

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 11 of the summary prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Matthias A. Knerr, Portfolio Manager	2019
Sue Kim, Director of Global and Emerging Market Equities	2019
Todd D. Jacobson, Partner and Portfolio Manager	2017

Please retain this document for your future reference.